Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Anton Dibowitz		Tom Burke				$100 Investment
	SCT for PEO(1)	Comp Actually Paid to PEO(2)(9)	SCT for PEO(1)	Comp Actually Paid to PEO	Average SCT Total for Non-PEO NEOs(1)(3)	Average Comp Actually Paid to Non-PEO NEOs(3)(4)(9)	TSR(5)	Peer Group TSR(6)	Net Income (in millions)(7)	Stock Price(8)
2025	6,054,415	9,197,937	—	—	2,352,004	3,329,922	$212.70	$167.30	$979.10	$50.40
2024	7,754,921	(5,370,528)	—	—	2,851,467	(162,467)	$186.70	$155.10	$369.80	$44.24
2023	6,287,972	1,905,370	—	—	2,435,185	1,749,754	$289.30	$168.40	$866.80	$68.57
2022	2,312,047	29,557,102	—	—	2,678,633	5,707,378	$285.30	$160.70	$181.80	$67.62
2021	15,419,099	18,405,019	18,487,913	7,600,866	4,949,709	3,779,743	$151.90	$96.50	$(4,487.40)	$36.00

Company Selected Measure Name	The company-selected measure is our stock price on the last trading day of each respective year. Our common shares began trading on NYSE on May 3, 2021, following our emergence from Chapter 11.
Named Executive Officers, Footnote	Non-PEO NEOs included for 2025, 2024 and 2023 are Messrs. Weber, Luca, Lyne and Vukadin. Non-PEO NEOs included for 2022 are Messrs. Weber, Luca, Lyne, Vukadin and Gibbins. Non-PEO NEOs included for 2021 are Messrs. Luca, Gibbins, Jonathan Baksht (our former Executive Vice President and Chief Financial Officer), and Alan Quintero (our Former Senior Vice President, Business Development).
Peer Group Issuers, Footnote	The peer group used for this purpose is the Dow Jones U.S. Select Oil Equipment & Services Index.
Adjustment To PEO Compensation, Footnote	The following adjustments were made to our PEO's total compensation to determine the 2025 compensation actually paid:

Anton Dibowitz
2025
"Total" as reported in Summary Compensation Table ("SCT")	6,054,415
Less, fair value of equity awards granted during the year as reported in the "Share Awards" column in SCT	(3,861,425)
Plus, fair value at year-end of outstanding and unvested equity awards granted in the year	7,403,073
Plus, change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year	(17,892)
Plus, change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of year	(380,234)
Compensation Actually Paid to PEO	9,197,937

Non-PEO NEO Average Total Compensation Amount	$ 2,352,004	$ 2,435,185	$ 2,678,633	$ 4,949,709	$ 2,851,467
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,329,922	1,749,754	5,707,378	3,779,743	(162,467)
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to the average total compensation to determine the 2025 compensation actually paid:

Average Non-PEO NEOs
2025
Average "Total" as reported in the SCT	2,352,004
Less, average change in actuarial present value of accumulated benefits under defined benefit plans	(17,158)
Less, average fair value of equity awards granted during the year as reported in the "Share Awards" column in the SCT	(1,229,609)
Plus, average fair value at year-end of equity awards granted in the year	2,357,380
Plus, average change in fair value (whether positive or negative) from prior year-end to vesting date for awards granted in prior years that vested during the year	(4,975)
Plus average change in fair value (whether positive or negative) from prior year-end to current year-end for awards granted in prior years that were unvested at end of current year	(127,720)
Average Compensation Actually Paid to Non-PEO NEOs	3,329,922

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Company Selected Measure (Stock Price)
Total Shareholder Return Amount	$ 212.70	289.30	285.30	151.90	186.70
Peer Group Total Shareholder Return Amount	167.30	168.40	160.70	96.50	155.10
Net Income (Loss)	$ 979,100,000	$ 866,800,000	$ 181,800,000	$ (4,487,400,000)	$ 369,800,000
Company Selected Measure Amount | $ / shares	50.40	68.57	67.62	36.00	44.24
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year. The net loss reported for 2021 is comprised of a loss of $23.6 million for the eight months ended December 31, 2021 successor period and a loss of $4,463.8 million for the four months ended April 30, 2021 predecessor period.
Measure:: 1
Pay vs Performance Disclosure
Name	Stock price performance, including relative and absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Personal and process safety
Measure:: 5
Pay vs Performance Disclosure
Name	Downtime performance
Measure:: 6
Pay vs Performance Disclosure
Name	Spill prevention
Anton Dibowitz [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,054,415	$ 6,287,972	$ 2,312,047	$ 15,419,099	$ 7,754,921
PEO Actually Paid Compensation Amount	$ 9,197,937	1,905,370	29,557,102	18,405,019	(5,370,528)
PEO Name	AntonDibowitz
Tom Burke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	0	0	18,487,913	0
PEO Actually Paid Compensation Amount	0	$ 0	$ 0	$ 7,600,866	$ 0
PEO | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,861,425)
PEO | Anton Dibowitz [Member] | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,403,073
PEO | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,892)
PEO | Anton Dibowitz [Member] | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,234)
Non-PEO NEO | Fair Value of Equity Awards As of Grant Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,229,609)
Non-PEO NEO | Fair Value of Equity Awards As of Year End Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,357,380
Non-PEO NEO | Changes in Fair Value of Awards Granted and Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,975)
Non-PEO NEO | Changes in Fair Value of Awards Granted and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(127,720)
Non-PEO NEO | Change in Actuarial Present Value of Accumulated Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,158)